Federated Hermes Prime Cash Obligations Fund Expense Example - Cash II Shares [Member] - Federated Hermes Prime Cash Obligations Fund - CII	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,143